Cover	Sep. 16, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 16, 2024
Current Fiscal Year End Date	--12-31
Entity File Number	001-41395
Entity Registrant Name	BRIGHT GREEN CORPORATION
Entity Central Index Key	0001886799
Entity Tax Identification Number	83-4600841
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1033 George Hanosh Boulevard
Entity Address, City or Town	Grants
Entity Address, State or Province	NM
Entity Address, Postal Zip Code	87020
City Area Code	(833)
Local Phone Number	658-1799
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BGXX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false